Summary of Principal Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
Schedule of variable interest entity

	February 28, 2026	February 28, 2025
Current assets	$9,099,111	$9,647,455
Non-current assets	415,307	512,958
Total assets	$9,514,418	$10,160,413

Current liabilities	$14,276,754	$12,925,255
Non-current liabilities	18,002	26,940
Total liabilities	$14,294,756	$12,952,195

Assets and liabilities of the VIE Subsidiaries

	February 28, 2026	February 28, 2025
Current assets	$41,411,094	$29,073,164
Non-current assets	5,962,380	5,598,659
Total assets	$47,373,474	$34,671,823

Current liabilities	$48,142,684	$34,137,259
Non-current liabilities	—	—
Total liabilities	$48,142,684	$34,137,259

Operating Result of VIE

	For the Year Ended February 28, 2026	For the Year Ended February 28, 2025
Revenue	$2,540,768	$4,548,991
Cost of revenue	(2,341,450)	(3,687,430)
Gross profit (loss)	$199,318	$861,561

Amortization and depreciation	(13,495)	(133,091)
General and administrative expenses	(1,518,566)	(1,899,146)
Marketing cost	(13,596)	(95,829)
Research & development	(62,981)	(298,345)
Credit impairment loss	(376,395)	(87,409)
Total operating expenses	$(1,985,033)	$(2,513,820)

Profit (loss) from operations	$(1,785,715)	$(1,652,259)

Interest income	25,371	86,907
Other income	13,725	19,701
Total other income (expense)	$36,096	$106,608

Tax expense	—	354,229

Net profit (loss)	$(1,746,619)	$(1,191,422)

Operating Result of VIE Subsidiaries

	For the Year Ended February 28, 2026	For the Year Ended February 28, 2025
Revenue	$20,696,182	$31,053,615
Cost of revenue	(20,191,615)	(29,151,468)
Gross profit (loss)	$504,567	$1,902,147

Amortization and depreciation	(1,404)	(956)
General and administrative expenses	(1,013,540)	(816,590)
Marketing cost	(69,601)	(180,429)
Research & development	(68,051)	(88,017)
Credit impairment loss	(667,654)	(333,228)
Total operating expenses	$(1,820,250)	$(1,419,220)

Profit (loss) from operations	$(1,315,683)	$482,927

Interest income	42	27
Other income (expense)	29,893	1,253
Total other income (expense)	$29,935	$1,280

Tax expense	—	(137,987)

Net profit (loss)	$(1,285,748)	$346,220

Schedule of foreign currency translation and transactions

Balance sheet items, except for equity accounts
February 28, 2026	RMB6.8590 to $1.00
February 28, 2025	RMB7.2830 to $1.00
Income statement and cash flows items
For the year ended February 28, 2026	RMB7.1315 to $1.00
For the year ended February 28, 2025	RMB7.2123 to $1.00